Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Unamortized debt discount at beginning of the year	₱ 2,857	₱ 1,262
Revaluations during the year	20	13
Additions during the year	(243)	1,768
Accretion during the year included as part of financing costs – net (Note 5)	(355)	(186)
Unamortized debt discount at end of the year	₱ 2,279	₱ 2,857